Operating Segments and Geographic Information - Operating Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Segment revenues	$ 597,244	$ 579,266	$ 585,755	$ 546,957	$ 608,910	$ 610,774	$ 600,891	$ 487,690	$ 2,309,222	$ 2,308,265	$ 2,069,193
Depreciation expense									46,600	43,700	43,600
Amortization of intangibles									103,791	58,426	50,803
Severance, restructuring, and acquisition integration costs	13,600	$ 14,100	$ 4,900	$ 14,600	22,000	$ 9,200	38,200	$ 1,400	47,170	70,827	14,888
Purchase accounting effects of acquisitions							$ 7,400
Acquisition of property, plant and equipment									54,969	45,459	40,209
Segment assets	3,290,602				3,232,202				3,290,602	3,232,202	2,728,687
Broadcast Solutions [Member]
Segment Reporting Information [Line Items]
Severance, restructuring, and acquisition integration costs									39,078	48,440	12,128
Enterprise Connectivity Solutions [Member]
Segment Reporting Information [Line Items]
Severance, restructuring, and acquisition integration costs									723	3,435	400
Industrial Connectivity Solutions [Member]
Segment Reporting Information [Line Items]
Severance, restructuring, and acquisition integration costs									6,228	11,953	700
Network Security Solutions [Member]
Segment Reporting Information [Line Items]
Severance, restructuring, and acquisition integration costs									972
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Segment revenues									2,360,583	2,320,219	2,084,490
Affiliate revenues									7,929	12,269	12,434
Segment EBITDA									401,666	360,342	321,994
Depreciation expense									46,551	43,736	43,648
Amortization of intangibles									103,791	58,426	50,803
Severance, restructuring, and acquisition integration costs									47,170	70,827	14,888
Purchase accounting effects of acquisitions									9,747	12,540	6,550
Deferred gross profit adjustments									52,876	10,777	11,337
Acquisition of property, plant and equipment									53,572	42,442	38,791
Segment assets	934,280				960,782				934,280	960,782	833,585
Reportable Segment [Member] | Broadcast Solutions [Member]
Segment Reporting Information [Line Items]
Segment revenues									739,970	757,767	501,560
Affiliate revenues									916	821	502
Segment EBITDA									113,638	116,966	86,649
Depreciation expense									16,295	15,854	17,786
Amortization of intangibles									49,812	49,562	44,828
Severance, restructuring, and acquisition integration costs									39,078	48,440	12,128
Purchase accounting effects of acquisitions									132	8,574	6,550
Deferred gross profit adjustments									2,446	10,777	11,337
Acquisition of property, plant and equipment									27,365	17,091	9,685
Segment assets	346,095				378,024				346,095	378,024	238,221
Reportable Segment [Member] | Enterprise Connectivity Solutions [Member]
Segment Reporting Information [Line Items]
Segment revenues									605,910	626,614	670,766
Affiliate revenues									5,322	8,467	9,823
Segment EBITDA									100,214	89,352	84,971
Depreciation expense									12,591	14,443	13,105
Amortization of intangibles									1,720	1,827	1,720
Severance, restructuring, and acquisition integration costs									723	3,435	400
Purchase accounting effects of acquisitions									52	608
Acquisition of property, plant and equipment									10,323	13,395	12,590
Segment assets	238,400				259,344				238,400	259,344	279,306
Reportable Segment [Member] | Industrial Connectivity Solutions [Member]
Segment Reporting Information [Line Items]
Segment revenues									603,350	682,374	680,643
Affiliate revenues									1,613	2,927	1,901
Segment EBITDA									99,941	106,097	104,655
Depreciation expense									11,235	11,145	10,308
Amortization of intangibles									3,154	1,236	1,085
Severance, restructuring, and acquisition integration costs									6,228	11,953	700
Purchase accounting effects of acquisitions									334	1,328
Acquisition of property, plant and equipment									8,836	10,053	14,496
Segment assets	231,265				255,997				231,265	255,997	259,400
Reportable Segment [Member] | Industrial IT Solutions [Member]
Segment Reporting Information [Line Items]
Segment revenues									244,303	253,464	231,521
Affiliate revenues									70	54	208
Segment EBITDA									43,253	47,927	45,719
Depreciation expense									2,293	2,294	2,449
Amortization of intangibles									5,859	5,801	3,170
Severance, restructuring, and acquisition integration costs									169	6,999	1,660
Purchase accounting effects of acquisitions									32	2,030
Acquisition of property, plant and equipment									2,039	1,903	2,020
Segment assets	55,285				$ 67,417				55,285	$ 67,417	$ 56,658
Reportable Segment [Member] | Network Security Solutions [Member]
Segment Reporting Information [Line Items]
Segment revenues									167,050
Affiliate revenues									8
Segment EBITDA									44,620
Depreciation expense									4,137
Amortization of intangibles									43,246
Severance, restructuring, and acquisition integration costs									972
Purchase accounting effects of acquisitions									9,197
Deferred gross profit adjustments									50,430
Acquisition of property, plant and equipment									5,009
Segment assets	$ 63,235								$ 63,235